Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net (loss) / income	$ 33,542,671	$ 31,153,821	$ (5,877,861)
Adjustments to reconcile net (loss) / income to net cash provided by operating activities:
Vessel depreciation	10,757,177	7,656,638	6,556,256
Amortization and write off of deferred charges	230,589	298,329	140,704
Loss on debt extinguishment	0	1,647,654	0
Share-based compensation	788,725	230,644	245,922
Unrealized loss / (gain) on derivatives	(2,222,685)	(770,715)	545,859
Gain on sale of vessel	(2,856,525)	0	0
(Increase) / decrease in:
Trade accounts receivable	(6,372,798)	753,020	314,953
Prepaid expenses	65,373	(88,364)	60,678
Other receivables	896,737	(782,594)	(424)
Inventories	(287,310)	614,938	(876,569)
Due from related companies	(2,416,180)	0	0
Increase / (decrease) in:
Trade accounts payable	2,114,784	(251,260)	238,081
Accrued expenses	152,277	147,934	(259,915)
Deferred revenues	(1,162,907)	1,268,418	(199,699)
Due to related companies	(244,587)	(2,740,172)	1,437,549
Net cash provided by operating activities	32,985,341	39,138,291	2,325,534
Cash flows from investing activities:
Cash paid for vessel acquisitions and capitalized expenses	(37,786,324)	(36,823,327)	(611,106)
Net proceeds from sale of vessel	9,387,717	0	0
Net cash used in investing activities	(28,398,607)	(36,823,327)	(611,106)
Cash flows from financing activities:
Redemption of preferred shares	0	(16,606,000)	0
Proceeds from issuance of common stock, net of commissions paid	2,685,602	9,975,312	0
Cash paid for share repurchase	(1,999,262)	0	0
Offering expenses paid	(12,427)	(219,826)	0
Preferred dividends paid	0	(1,085,902)	(713,552)
Loan arrangement fees paid	(150,000)	(760,500)	0
Proceeds from related party loan	0	6,000,000	0
Proceeds from long-term bank loans	20,000,000	70,700,000	0
Repayment of related party loan	0	(2,700,000)	0
Repayment of long-term bank loans	(17,515,000)	(42,697,000)	(5,524,000)
Net cash (used in) / provided by financing activities	3,008,913	22,606,084	(6,237,552)
Net (decrease) / increase in cash, cash equivalents and restricted cash	7,595,647	24,921,048	(4,523,124)
Cash, cash equivalents and restricted cash at beginning of year	29,527,366	4,606,318	9,129,442
Cash, cash equivalents and restricted cash at end of year	37,123,013	29,527,366	4,606,318
Cash Breakdown
Cash and cash equivalents	34,042,150	26,847,426	938,282
Restricted cash, current	1,195,863	459,940	1,518,036
Restricted cash, long term	1,885,000	2,220,000	2,150,000
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	37,123,013	29,527,366	4,606,318
Supplemental cash flow information Cash paid for interest	3,366,221	2,147,352	2,426,395
Financing and investing activities fees:
Offering expenses accrued	0	12,427	0
Paid in-kind dividends	0	0	1,219,048
Capital expenditures included in liabilities	44,309	28,334	8,194
Vessel sale expenses included in liabilities	15,274	0	0
Shares issued in connection with related party loan converted to equity	$ 0	$ 4,947,654	$ 0